Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Tianquan Vincent Mo	Dec. 31, 2010 Tianquan Vincent Mo Non Interest Bearing	Dec. 31, 2010 Jiangong Dai Non Interest Bearing	Dec. 31, 2010 Hengshui	Dec. 31, 2010 Dong Fang Xi Mei	Dec. 31, 2012 Wall Street Global Training Center	Dec. 31, 2011 Wall Street Global Training Center
Related Party Transaction [Line Items]
Short-term loan		$ 12
Repayment of loans		633	324	6,693
Interest on loan				305
Commitment deposit				7,342	2,197
Repayment of commitment deposit				7,505	2,224
Marketing services					375
Advance				88
Training service fee						1,595	455
Office Building Lease	$ 142